Commitments and contingencies (Details) € in Thousands, $ in Thousands			12 Months Ended
	Mar. 19, 2019 USD ($)	Mar. 19, 2019 EUR (€)	Dec. 31, 2022 USD ($) item	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2017 EUR (€)
Commitments and contingencies
Number of U.S. FDA Pending Warning Letters			1
Residual value guarantees in lease contracts			$ 541,070			€ 507,285
Foreign Corrupt Practices Act
Commitments and contingencies
FCPA related payment	$ 231,715	€ 205,854
Acid Concentrate Products - Personal Injury
Commitments and contingencies
Settlement funded by insurers				$ 220,000	€ 179,284
Settlement under a reciprocal reservation of rights			250,000	250,000		203,732	€ 203,732
Net litigation settlement expense recorded				60,000	48,896
Contribution to personal injury settlement				30,000	24,448
Uninsured fees and costs accrued				$ 30,000	€ 24,448
Amount to be recovered by AIG, if it prevails in all its remaining claims			60,000			48,896
Amount that FMCH claims to recover			108,000			88,012
Acid Concentrate Products - Personal Injury - exhaustion of deductible obligations for, and weightings of, policy years
Commitments and contingencies
Amount to be recovered by AIG, if it prevails in all its remaining claims			$ 48,000			€ 44,560